Other Comprehensive Income and Accumulated Other Comprehensive Income (details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	$ 23,221
Other comprehensive income, net of taxes	140	$ 571
Shareholders' equity, end of period	23,612	24,166
Pre-tax components of other comprehensive income and related tax expense
Other comprehensive income before income taxes	202	838
Income tax expense	62	267
Other comprehensive income, net of taxes	140	571
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	(755)	(157)
Other comprehensive income before reclassifications	135
Amounts reclassified from accumulated other comprehensive income	5
Other comprehensive income, net of taxes	140	571
Shareholders' equity, end of period	(615)	414
Pre-tax components of other comprehensive income and related tax expense
Other comprehensive income before income taxes	202	838
Income tax expense	62	267
Other comprehensive income, net of taxes	140	571
Changes in Net Unrealized Gains on Investment Securities Having No Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	528
Other comprehensive income before reclassifications	100
Amounts reclassified from accumulated other comprehensive income	(7)
Other comprehensive income, net of taxes	93	467
Shareholders' equity, end of period	621
Pre-tax components of other comprehensive income and related tax expense
Other comprehensive income before income taxes	144	714
Income tax expense	51	247
Other comprehensive income, net of taxes	93	467
Changes in Net Unrealized Gains on Investment Securities Having Credit Losses Recognized in the Consolidated Statement of Income [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	202
Other comprehensive income, net of taxes		3
Shareholders' equity, end of period	202
Pre-tax components of other comprehensive income and related tax expense
Other comprehensive income before income taxes		5
Income tax expense		2
Other comprehensive income, net of taxes		3
Net Benefit Plan Assets and Obligations Recognized in Shareholders' Equity [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	(703)
Amounts reclassified from accumulated other comprehensive income	12
Other comprehensive income, net of taxes	12	11
Shareholders' equity, end of period	(691)
Pre-tax components of other comprehensive income and related tax expense
Other comprehensive income before income taxes	17	16
Income tax expense	5	5
Other comprehensive income, net of taxes	12	11
Net Unrealized Foreign Currency Translation [Member]
Accumulated other comprehensive income [Roll Forward]
Shareholders' equity, beginning of year	(782)
Other comprehensive income before reclassifications	35
Other comprehensive income, net of taxes	35	90
Shareholders' equity, end of period	(747)
Pre-tax components of other comprehensive income and related tax expense
Other comprehensive income before income taxes	41	103
Income tax expense	6	13
Other comprehensive income, net of taxes	$ 35	$ 90